Inventory (Details) - Schedule of Inventory - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Schedule of Inventory [Abstract]
Goods in transit		$ 73		$ 198
Finished goods		669		470
Total Inventory	$ 415	$ 742	$ 660	$ 668